Borrowings	12 Months Ended
Mar. 31, 2019
Disclosure Of Borrowings [Abstract]
Disclosure of borrowings [text block]
19.	Borrowings

	March 31, 2019	March 31, 2018
Current
Term bank loans (Refer note 1 below)	964,030	387,810
Other working capital facilities (Refer note 2 below)	1,243,513	476,245
Borrowings from others (Refer note 3 below)	1,122,224	608,122
	3,329,767	1,472,177
Non current
Term bank loans (Refer note 1 below)	2,009,569	1,157,173
Borrowings from others (Refer note 3 below)	1,318,975	856,515
	3,328,544	2,013,688

The Group has borrowings which include:

1.
The term loans bear interest rate ranging from 3.50% to 4.50% plus 6 months LIBOR in the case of Foreign currency term loans and 9.00% to 10.50% for others (March 31, 2018 - 8.65 % to 9.50%) and repayable in equal quarterly installments within a tenor of 3 to 5 years after moratorium periods ranging from 6 months to one year in certain cases.

This also includes Buyers’ credit of
₹
573,325 which are repayable over a period of 1 to 3 years. The loans bear interest rate ranging from 2.5% to 3.5%

Of total balance, an amount of
₹
37,500 is primarily secured by charge on movable fixed assets funded by term loan and also collaterally secured by extension of EM of title deeds of property at Noida in the name of M/s Pace Info Com Park Pvt Ltd (Merged with the Sify from 1st April 2014). An amount of
₹
 415,249 is primarily secured by EM of title deeds of property of the company at Rabale at Mumbai and plant and machinery at Rabale Data Center 4th floor and the balance
₹
392,630 is secured by property at Vashi in Mumbai.
₹
971,888 is secured by company’s receivables.

2.	Working capital facilities:

(a)
Cash credit facilities amounting to
₹
2,797,143 bank guarantees and all non-fund facilities availed by the Group are primarily secured by way of pari-passu first charge on the entire current assets of the Group to all working capital bankers under consortium.

(b)	In addition to the above, out of these Cash Credit facilities,

(i)       exposure amounting to
₹
2,021,351 is collaterally secured by way of pari-passu charge on the unencumbered movable fixed assets of the Group, both present and future.

(ii)      exposure amounting to
₹
1,342,568 is collaterally secured by way of equitable mortgage over the properties at TIDEL Park, Chennai and Vashi, Vile Parle at Mumbai

(iii)     exposure amounting to
₹
775,792 is collaterally secured by equitable mortgage over the land and building at Noida, Uttar Pradesh and

(iv)    the exposure amounting to
₹
443,905 is collaterally secured by equitable mortgage over the Vashi property at Mumbai.

(c)       These working capital facilities bear interest ranging from 4.15% to 10.75% p.a. [March 31, 2018 – 4.15% to 9.25%% p.a.] and these facilities are subject to renewal annually.

3.
Borrowings from others include secured borrowings, that are secured against relevant assets and unsecured borrowings. These loans carry an interest rate ranging from 8.59% p.a to 12.50% p.a. (March 31, 2018 - 9.00% p.a to 12.50% p.a.)